Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information derivatives	On December 31, 2020 and 2019 fair value of derivatives held by the Group can be summarized as follows:

	2020	2019
	(US$ millions)
Derivatives
Cash flow hedge derivatives	12	(17)
Net derivative asset (liability)	12	(17)

Disclosure of nature and extent of risks arising from financial instruments
Financing at December 31, 2020

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	80	90	268	561	269	3,498	4,766
Floating rate financing	33	17	171	250	197	256	926
Total	113	107	439	811	467	3,755	5,691
Weighted average nominal interest rate	4.65%	4.95%	5.76%	4.15%	5.09%	5.21%	4.90%
Financing at December 31, 2019

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	118	117	118	332	431	3,428	4,543
Floating rate financing	68	38	27	185	654	457	1,429
Total	186	155	145	517	1,085	3,884	5,972
Weighted average nominal interest rate	5.10%	4.55%	4.34%	5.81%	4.73%	5.24%	4.82%
Debt denomination at December 31

	2020	2019
	(US$ millions)
Debt denominated in US dollars	3,384	3,535
Debt denominated in currencies of the following countries
Colombia	614	531
Tanzania	40	14
Bolivia	337	350
Paraguay	180	206
El Salvador(i)	118	268
Panama(i)	869	918
Luxembourg (COP denominated)	41	43
Costa Rica	107	107
Total debt denominated in other currencies	2,307	2,437
Total debt	5,691	5,972
(i) El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. Our local debt in both countries is therefore denominated in U.S. dollars but presented as local currency (LCY).

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2020

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(113)	(1,824)	(3,755)	(5,691)
Lease liability	(123)	(525)	(373)	(1,021)
Cash and equivalents	875	—	—	875
Pledged deposits (related to back borrowings)	—	—	—	—
Refundable deposit	—	—	—	—
Derivative financial instruments	—	12	—	12
Net cash (debt) including derivatives related to debt	639	(2,336)	(4,128)	(5,825)
Future interest commitments related to debt and financing	(311)	(1,069)	(104)	(1,484)
Future interest commitments related to leases	(146)	(410)	(203)	(759)
Trade payables (excluding accruals)	(576)	—	—	(576)
Other financial liabilities (including accruals)	(1,185)	(29)	—	(1,214)
Put option liability	(262)	—	—	(262)
Trade receivables	351	—	—	351
Other financial assets	568	167	—	735
Net financial liabilities	(922)	(3,676)	(4,435)	(9,034)

Maturity profile of net financial liabilities at December 31, 2019

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(186)	(1,902)	(3,884)	(5,972)
Lease liability(i)	(107)	(490)	(498)	(1,096)
Cash and equivalents	1,164	—	—	1,164
Pledged deposits (related to back borrowings)	1	—	—	1
Refundable deposit	—	—	—	—
Derivative financial instruments	(17)	—	—	(17)
Net cash (debt) including derivatives related to debt	855	(2,392)	(4,383)	(5,920)
Future interest commitments related to debt and financing	(308)	(1,088)	(106)	(1,502)
Future interest commitments related to leases	(157)	(476)	(295)	(928)
Trade payables (excluding accruals)	(510)	—	—	(510)
Other financial liabilities (including accruals)	(1,052)	(337)	—	(1,389)
Put option liability	(264)	—	—	(264)
Trade receivables	371	—	—	371
Other financial assets	613	104	—	717
Net financial liabilities	(452)	(4,189)	(4,784)	(9,425)
(i)    Restated as a result of the finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2020

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(113)	(1,824)	(3,755)	(5,691)
Lease liability	(123)	(525)	(373)	(1,021)
Cash and equivalents	875	—	—	875
Pledged deposits (related to back borrowings)	—	—	—	—
Refundable deposit	—	—	—	—
Derivative financial instruments	—	12	—	12
Net cash (debt) including derivatives related to debt	639	(2,336)	(4,128)	(5,825)
Future interest commitments related to debt and financing	(311)	(1,069)	(104)	(1,484)
Future interest commitments related to leases	(146)	(410)	(203)	(759)
Trade payables (excluding accruals)	(576)	—	—	(576)
Other financial liabilities (including accruals)	(1,185)	(29)	—	(1,214)
Put option liability	(262)	—	—	(262)
Trade receivables	351	—	—	351
Other financial assets	568	167	—	735
Net financial liabilities	(922)	(3,676)	(4,435)	(9,034)

Maturity profile of net financial liabilities at December 31, 2019

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(186)	(1,902)	(3,884)	(5,972)
Lease liability(i)	(107)	(490)	(498)	(1,096)
Cash and equivalents	1,164	—	—	1,164
Pledged deposits (related to back borrowings)	1	—	—	1
Refundable deposit	—	—	—	—
Derivative financial instruments	(17)	—	—	(17)
Net cash (debt) including derivatives related to debt	855	(2,392)	(4,383)	(5,920)
Future interest commitments related to debt and financing	(308)	(1,088)	(106)	(1,502)
Future interest commitments related to leases	(157)	(476)	(295)	(928)
Trade payables (excluding accruals)	(510)	—	—	(510)
Other financial liabilities (including accruals)	(1,052)	(337)	—	(1,389)
Put option liability	(264)	—	—	(264)
Trade receivables	371	—	—	371
Other financial assets	613	104	—	717
Net financial liabilities	(452)	(4,189)	(4,784)	(9,425)
(i)    Restated as a result of the finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).

Disclosure of detailed information about managing capital
Net financial obligations to EBITDA

	Note	2020	2019
	(US$ millions)
Net financial obligations (ii)	C.6.	5,837	5,902
EBITDA	B.3.	1,495	1,530
Net financial obligations to EBITDA (i)		3.90	3.86
(i) The ratio is above 3.0x on an IFRS basis. However, according to the terms of the indenture, this ratio is calculated differently, resulting in a ratio below 3.0x for covenant purposes.
(ii) 2019 figure has been restated as a result of the finalization of the purchase accounting of our acquisition in Panama (note A.1.2.).

Gearing ratio

	Note	2020	2019
	(US$ millions)
Net financial obligations (i)	C.6.	5,837	5,902
Equity attributable to Owners of the Company	C.1.	2,059	2,410
Net financial obligations and equity		7,896	8,312
Gearing ratio		0.74	0.71
(i) 2019 figure has been restated as a result of the finalization of the purchase accounting of our acquisition in Panama (note A.1.2.).